Schedule of other non-current non-financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other Non-financial Liability Non-current
Deferred Consideration		₨ 44,453
Total	$ 608	₨ 44,453